Annual Fund Operating Expenses - Artisan Developing World Fund	Feb. 01, 2021
Investor
Operating Expenses:
Management Fees	1.01%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.28%
Advisor
Operating Expenses:
Management Fees	1.01%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.13%
Institutional
Operating Expenses:
Management Fees	1.01%
Distribution (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	1.04%